Royce ISI Prospectus | Royce Focus Value Fund
Royce Focus Value Fund
Investment Goal
Royce Focus Value Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce ISI Prospectus Royce Focus Value Fund Service Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Royce ISI Prospectus Royce Focus Value Fund Service Class
Management fees		1.00%
Distribution (12b-1) fees		0.25%
Other expenses		0.72%
Acquired fund fees and expenses		0.01%
Total annual Fund operating expenses		1.98%
Fee waivers and/or expense reimbursements	[1]	(0.48%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[2]	1.50%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses, other than acquired fund fees or expenses, at or below 1.49% through April 30, 2013.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce ISI Prospectus Royce Focus Value Fund Service Class	153	575	1,023	2,268

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of companies that it believes are trading significantly below its estimate of their current worth. Royce bases this assessment chiefly on balance sheet quality and cash flow levels. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that a significant portion of the Fund’s assets may be invested in the equity securities of micro-cap, small-cap and mid-cap companies with market capitalizations up to $10 billion.
     Normally, the Fund invests at least 65% of its net assets in equity securities. Although the Fund focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Focus Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies. In addition, as of December 31, 2011 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more broadly diversified portfolio of micro-cap, small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.
     In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2500 Index, the Fund’s benchmark index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 16.26% (quarter ended 12/31/10) and the lowest return for a calendar quarter was -20.97% (quarter ended 9/30/11).

ANNUALIZED TOTAL RETURNS (12/31/11)
Average Annual Total Returns Royce ISI Prospectus	1 Year	Since Inception	Inception Date
Royce Focus Value Fund Service Class	(13.88%)	15.88%
Royce Focus Value Fund Service Class After Taxes on Distributions	(14.37%)	15.05%
Royce Focus Value Fund Service Class After Taxes on Distributions and Sales	(8.37%)	13.54%
Royce Focus Value Fund			Feb. 27, 2009
Royce Focus Value Fund Russell 2500 Index	(2.51%)	28.64%

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.